Cash, Cash Equivalents, and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents and Marketable Securities, Fair Value on a Recurring basis	The following table summarizes, by major security type, the Company’s cash, cash equivalents, and marketable securities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy (in thousands):

	As of December 31, 2023
	Cost	Net Unrealized Gains (Losses)	Total Fair Values	Cash and Cash Equivalents
Cash	$16,479	$—	$16,479	$16,479
Level 1:
Money market funds	100,608	—	100,608	100,608
Total	$117,087	$—	$117,087	$117,087

	As of December 31, 2022
	Cost	Net Unrealized Losses	Total Fair Values	Cash and Cash Equivalents	Marketable Securities
Cash	$11,652	$—	$11,652	$11,652	—
Level 1:
Money market funds	3,035	—	3,035	3,035	—
Mutual funds	90,465	(4,313)	86,152	—	86,152
Total	$105,152	$(4,313)	$100,839	$14,687	$86,152